SHAREHOLDERS' EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended										2 Months Ended			3 Months Ended	4 Months Ended				8 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended								15 Months Ended	99 Months Ended	108 Months Ended											1 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended					15 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended					15 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	8 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended
	Jan. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Mar. 31, 2011 USD ($)	May 31, 2009 USD ($)	May 31, 2009 GBP (£)	Aug. 31, 2007 USD ($)	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Sep. 28, 2012 USD ($)	Aug. 29, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Sep. 30, 2013 Warrant [Member] USD ($)	Sep. 30, 2013 Share Option Plan 2007 [Member]	Sep. 30, 2013 Private Placement [Member] USD ($)	Aug. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member] USD ($)	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Aug. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member] USD ($)	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)	Jun. 30, 2012 Consulting Agreement [Member] USD ($)	Dec. 31, 2012 November Financing [Member] USD ($)	Sep. 30, 2013 November Financing [Member] USD ($)	Jan. 31, 2013 December 2012 Financing [Member] USD ($)	Sep. 30, 2013 December 2012 Financing [Member] USD ($)	Dec. 31, 2012 December 2012 Financing [Member] USD ($)	Jan. 31, 2013 January 2013 Financing [Member] USD ($)	Aug. 31, 2012 January 2013 Financing [Member] USD ($)	Sep. 30, 2013 January 2013 Financing [Member] USD ($)	Dec. 31, 2012 January 2013 Financing [Member] USD ($)	Sep. 30, 2013 Series A Warrant [Member]	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series C Warrants [Member]	Jan. 31, 2013 January Warrants [Member]	Sep. 30, 2013 Agent Agreement In January 2013 Financing [Member]	Sep. 30, 2013 May 2013 Financing [Member] USD ($)	Dec. 31, 2012 May 2013 Financing [Member] USD ($)	Sep. 30, 2013 September 2013 Financing [Member] USD ($)	Sep. 30, 2013 September 2013 Financing [Member] USD ($)
Stock Issued During Period, Shares, New Issues (in shares)		751,500	232,558								18,375			10,950,696	10,000	522,026	200,778	200,778	242,500			410,097	410,097																								380,150																						67,500			405,500							765,250				21,958,302
Common Stock, Par or Stated Value Per Share (in dollars per share)			£ 0.01															£ 0.01					£ 0.01												£ 0.01	£ 0.01	£ 0.01			£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01																									$ 0.01
Proceeds From Issuance Of Common Stock		$ 1,503									$ 37			$ 6,753	$ 23	$ 951	$ 312		$ 400	$ 0	$ 0	$ 522		$ 118	$ 75	$ 60							$ 253	$ 253													$ 760																																					$ 12,606
Equity Issuance, Per Share Amount (in dollars per share)		$ 2.00									$ 2.00				$ 2.25			£ 1	$ 1.72				£ 0.8						$ 1.58																		$ 2.00				$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02				$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13				$ 2.00			$ 2.00
Payments of Stock Issuance Costs		163														21						23																																																													885
Receivable On Account Of Shares																									75	60																5,000
Warrants Granted To Purchase Ordinary Shares (in shares)		375,750		79,000											5,000									261,731																							190,075																						33,750							202,750	375,000	187,500		43,035
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)				$ 2											$ 2.25									$ 2.00																							$ 2.00																						$ 2.00
Percentage Of Warrant Coverage											100.00%				50.00%				100.00%
Warrants Issued To Investors				39,500
Warrants Issued To Investors Per Share				$ 1
Deemed Dividend				33
Description Of Purchase Agreement From Each Investor		the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").									If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																																																										(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").										(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January 2013 Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $1 for $1 basis, in lieu of cash consideration (the "January 2013 Most Favored Nation").
Resale Agreement, Percentage Of Ordinary Shares	133.00%	133.00%																						133.00%
Proceeds From Issuance Of Stock and Warrants		190																																																																						811
Warrants Issuance Costs		27																																													4
Initial Fair Value Of Detachable Warrant Granted		210																		1,908,310				541,010									541,010	1,908,310				4	93																												188	128		3	17			187	383						38	76
Detachable Warrant Issued											141
Change In Fair Value Of Detachable Warrant											40													348																																											22
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period									1,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																				$ 2.00				$ 1.09
Share Based Compensation Arrangement By Share Based Payment Award, Options, Vested Weighted Average Grant Date Fair Value																								$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award, Non Vested Stock Options, Weighted Average Grant Date Fair Value																								$ 1.10
Allocated Share-based Compensation Expense																								385	20	(95)																																								52
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																				350				57									57	350
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																								2 months 15 days
Received Warrants From Principle Shareholder																													152,000		50,700
Received Warrants From Principle Shareholder Par Value																													$ 1.55		£ 0.01
Vested and Valid Period From Date Of Grant																													10 years
Benefit In Options Outstanding																													246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						152,000	30,000	30,000	20,475	300,000					2,988					1,270,000				410,000
Stock Issued During Period, Value, Share-based Compensation, Gross						95	33		29
Share Price						$ 1.63
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate						86.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%														0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term						3 years														5 years																														5 years 6 months									6 years 3 months
Weighted average remaining contractual term, Options exercisable at end of the period										5 years										6 years 2 months 12 days				6 years 3 months 18 days
Stock or Unit Option Plan Expense																									3	2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																				(137,300)					15,000			285,000
Financial Income																				20				3	3	5
Exercise Price Per Share Options								£ 0.8							$ 1.56
Reclassified Related Liability In Additional Paid In Capital															35
Warrants Granted												10,000	10,000												35,000
Warrants Granted Exercise Price Per Share												$ 1			$ 2										$ 1																								$ 1									$ 2
Warrants Granted Contractual Term												5 years	5 years		5 years										5 years
Warrants Granted Value				38								12													45
Warrants Granted To Finder															20,000																																		45,000									90,000
Percentage Of Amount Invested On Cash Payment												7.00%	7.00%
Stock Issued During Period Shares To Finder															16,279
Stock Issued During Period Price Per Share To Finder															$ 0.01
Stock Issued During Period Value Share To Finder															28
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total															2					59				450	140		70	168	448	69		119
Warrants Vested To Purchase Ordinary Shares					309,492
Warrants Vested To Purchase Ordinary Shares Per Share					£ 0.01								£ 0.01
Percentage Of Cash Transaction Fee																																																7.00%									8.00%
Minimum Amount Of Agent Raises On Financing																			5,000
Percentage Of Warrants For Agent Raises																			10.00%
Warrants Issued To Agent																			90,180
Warrants Issued To Agent Value																			120
Share-based Compensation, Total																				59	394			514	140	0							1,528	1,587
Stock Issued During Period, Value, New Issues																				12,714				1,937	930	312	499	69	3,091			3,593																																					135														12,516
Warrant Cancelled Per Share	$ 0.001
Closing Price Of Ordinary Shares	$ 3.75
Average Daily Volume Of Ordinary Shares	75,000
Stock and Warrants Issuance Cost																																																																								70
Warrants Granted To Purchase Ordinary Shares Value																																															5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																														3,865,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																														2,500,000
Warrants Issued to Agent Agreement																			53,835																												10,800
Agent Agreement, Cash for Advisory Services																			84
Fair Value Adjustment of Warrants	21																			80
Exercise Price of Warrant																				$ 0.57																									$ 0.57
Minimum Amount To Be Raised By Agents Under November Financing																																																																									5,000
Warrants Granted To Purchase Ordinary Shares Contractual Life																																															5 years
Warrants Granted To Agent, Value																																																																								$ 3,500
Additional Stock Issued To Previous Investors																																																																																			4,046,692
Additional Stock Issuable On Exercise Of Warrants																																																																																			1,259,092
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.85%															1.75%